CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD CAD in Millions	Total Enbridge Inc. shareholders' equity	Preferred share investment	Common shares	Additional paid-in capital	Retained earnings/(deficit)	Accumulated other comprehensive income	Reciprocal shareholding	Noncontrolling interests	Total
Balance at Dec. 31, 2015		CAD 6,515	CAD 7,391	CAD 3,301	CAD 142	CAD 1,632	CAD (83)	CAD 1,300
Increase (Decrease) in Stockholders' Equity
Common shares issued			2,241
Dividend reinvestment and share purchase plan			395
Stock-based compensation				30
Options exercised			25	(12)
Issuance of treasury stock							(19)
Earnings attributable to Enbridge Inc.					1,658				CAD 1,658
Preference share dividends					(144)
Common share dividends declared					(952)
Dividends paid to reciprocal shareholder					13
Redemption value adjustment attributable to redeemable noncontrolling interests					(604)
Adjustment relating to equity method investment					(30)
Other comprehensive loss attributable to Enbridge Inc. common shareholders						(1,378)
Earnings attributable to noncontrolling interests								22
Change in unrealized loss on cash flow hedges								(146)
Change in foreign currency translation adjustment								(55)
Reclassification to earnings of loss on cash flow hedges								16
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax								(185)
Comprehensive income/(loss) attributable to noncontrolling interests								(163)
Distributions								(362)
Contributions								28
Dilution gains and other				98
Other								(6)
Balance at Jun. 30, 2016	CAD 20,219		10,052	3,417	83	254	(102)	797	CAD 21,016
Increase (Decrease) in Stockholders' Equity
Dividends paid per common share (in Canadian dollars per share)									CAD 1.060
Balance at Dec. 31, 2016		CAD 7,255	10,492	3,399	(716)	1,058	(102)	577	CAD 21,963
Increase (Decrease) in Stockholders' Equity
Common shares issued in Merger Transaction (Note 5)			37,429
Dividend reinvestment and share purchase plan			538
Stock-based compensation				51
Fair value of outstanding earned stock-based compensation from Merger Transaction (Note 5)				77
Options exercised			45	(53)
Earnings attributable to Enbridge Inc.					1,721				1,721
Preference share dividends					(164)
Common share dividends declared					(1,551)
Dividends paid to reciprocal shareholder					15
Redemption value adjustment attributable to redeemable noncontrolling interests					189
Adjustment for the recognition of unutilized tax deductions for stock-based compensation expense					41
Other comprehensive loss attributable to Enbridge Inc. common shareholders						(650)
Earnings attributable to noncontrolling interests								371
Change in unrealized loss on cash flow hedges								(19)
Change in foreign currency translation adjustment								(112)
Reclassification to earnings of loss on cash flow hedges								23
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax								(108)
Comprehensive income/(loss) attributable to noncontrolling interests								263
Noncontrolling interests resulting from Merger Transaction								8,792
Enbridge Energy Company Inc. common control transaction				118				(331)
Distributions								(386)
Contributions								453
Dilution gain (loss) on Enbridge Energy Partners, L.P. issuance of A units				(870)				870
Dilution gains and other				357
Other								13
Balance at Jun. 30, 2017	CAD 58,679		CAD 48,504	CAD 3,079	CAD (465)	CAD 408	CAD (102)	CAD 10,251	CAD 68,930
Increase (Decrease) in Stockholders' Equity
Dividends paid per common share (in Canadian dollars per share)									CAD 1.193